EMPLOYEE BENEFITS - Summary of Employee Benefit Expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFITS
Payroll, profit sharing and bonuses	R$ 5,746,324	R$ 5,911,837	R$ 5,407,990
Pension Plan	233,029	243,511	186,373
Share-based payments and charges on restricted shares	123,931	228,131	231,962
Health care, food and other benefits	704,449	712,983	684,992
Charges, taxes and social contributions	642,850	701,521	635,248
INSS	209,543	204,625	188,131
Total	R$ 7,660,126	R$ 8,002,608	R$ 7,334,696